UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                          Oppenheimer Balanced Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================


Oppenheimer Balanced Fund/VA

                                                                           Shares                Value
---------------------------------------------------------------------------------------------------------
COMMON STOCKS--54.2%
---------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.8%
---------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
TRW Automotive Holdings Corp. 1                                            23,100      $       435,435
---------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
McDonald's Corp.                                                          192,000            5,381,760
---------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Toll Brothers, Inc. 1                                                      78,300            3,627,639
---------------------------------------------------------------------------------------------------------
WCI Communities, Inc. 1                                                    69,600            1,621,680
                                                                                       ------------------
                                                                                             5,249,319
---------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.4%
IAC/InterActiveCorp 1                                                     103,600            2,281,272
---------------------------------------------------------------------------------------------------------
MEDIA--6.2%
AMC Entertainment, Inc. 1                                                  45,200              865,128
---------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1                                     72,600            2,259,312
---------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                                884,100            7,709,352
---------------------------------------------------------------------------------------------------------
Liberty Media International, Inc., A Shares 1                              46,794            1,561,141
---------------------------------------------------------------------------------------------------------
Regal Entertainment Group                                                  46,600              890,060
---------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                                          2,268,484           16,945,575
---------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                       131,800            4,423,208
                                                                                       ------------------
                                                                                            34,653,776
---------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Sears Roebuck & Co.                                                       142,300            5,670,655
---------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Gap, Inc. (The)                                                            82,300            1,539,010
---------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.2%
---------------------------------------------------------------------------------------------------------
BEVERAGES--0.9%
Constellation Brands, Inc., Cl. A 1                                       133,900            5,096,234
---------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Tyson Foods, Inc., Cl. A                                                  233,800            3,745,476
---------------------------------------------------------------------------------------------------------
TOBACCO--1.7%
Altria Group, Inc.                                                        199,600            9,389,184
---------------------------------------------------------------------------------------------------------
ENERGY--4.0%
---------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Halliburton Co.                                                            42,600            1,435,194
---------------------------------------------------------------------------------------------------------
OIL & GAS--3.7%
BP plc, ADR                                                                50,400            2,899,512
---------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                        43,300            2,720,106
---------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                      44,300            5,493,200
---------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                         81,000            2,661,267
---------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                     168,900            4,390,543
---------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                          1,700              346,730
---------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                             24,000            2,452,080
                                                                                       ------------------
                                                                                            20,963,438
---------------------------------------------------------------------------------------------------------
FINANCIALS--10.5%
---------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
UBS AG                                                                     25,042            1,767,884
---------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.8%
Bank of America Corp.                                                     169,968            7,364,713
---------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                                     33,500            1,849,200
---------------------------------------------------------------------------------------------------------
SouthTrust Corp.                                                           83,500            3,478,610
---------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                          54,600            3,255,798
                                                                                       ------------------
                                                                                            15,948,321
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.8%
CIT Group, Inc.                                                            72,000            2,692,080
---------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                            98,900            4,363,468
---------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                      100,500            3,992,865
---------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                             20,100            1,602,372
---------------------------------------------------------------------------------------------------------
Morgan Stanley                                                             57,700            2,844,610
                                                                                       ------------------
                                                                                            15,495,395
---------------------------------------------------------------------------------------------------------
INSURANCE--3.2%
Genworth Financial, Inc., Cl. A 1                                         343,900            8,012,870
---------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                107,500            5,056,800
---------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                       121,500            1,906,335
---------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                     44,200            3,270,358
                                                                                       ------------------
                                                                                            18,246,363
---------------------------------------------------------------------------------------------------------
REAL ESTATE--0.8%
Host Marriott Corp. 1                                                     334,900            4,698,647
---------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
Freddie Mac                                                                47,200            3,079,328
---------------------------------------------------------------------------------------------------------
HEALTH CARE--6.8%
---------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.7%
MedImmune, Inc. 1                                                         197,900            4,690,230
---------------------------------------------------------------------------------------------------------
Wyeth                                                                     132,400            4,951,760
                                                                                       ------------------
                                                                                             9,641,990
---------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Beckman Coulter, Inc.                                                      61,000            3,423,320
---------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.5%
PacifiCare Health Systems, Inc. 1                                          77,500            2,844,250
---------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                                  479,500            5,173,805
                                                                                       ------------------
                                                                                             8,018,055
---------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.0%
GlaxoSmithKline plc, ADR                                                   62,600            2,737,498
---------------------------------------------------------------------------------------------------------
Novartis AG                                                                89,813            4,198,150
---------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                              140,700            4,305,420
---------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                     175,200            3,339,312
---------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                             81,100            2,389,206
                                                                                       ------------------
                                                                                            16,969,586
---------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.1%
---------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.4%
Empresa Brasileira de Aeronautica SA, ADR                                 101,400            2,676,960
---------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                  557,464            6,366,239
---------------------------------------------------------------------------------------------------------
Raytheon Co.                                                              121,800            4,625,964
                                                                                       ------------------
                                                                                            13,669,163
---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.8%
Brink's Co. (The)                                                          74,000            2,232,580
---------------------------------------------------------------------------------------------------------
Cendant Corp.                                                             484,500           10,465,200
---------------------------------------------------------------------------------------------------------
ChoicePoint, Inc. 1                                                        67,500            2,878,875
                                                                                       ------------------
                                                                                            15,576,655
---------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
General Electric Co.                                                       97,900            3,287,482
---------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                    48,800            1,496,208
                                                                                       ------------------
                                                                                             4,783,690
---------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.3%
---------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.7%
Hewlett-Packard Co.                                                       334,200            6,266,250
---------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                     103,500            8,874,090
                                                                                       ------------------
                                                                                            15,140,340
---------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Flextronics International Ltd. 1                                          347,800            4,608,350
---------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Net2Phone, Inc. 1                                                         481,500            1,550,430
---------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
CSG Systems International, Inc. 1                                         115,700            1,782,937
---------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.9%
Freescale Semiconductor, Inc., Cl. A 1                                    550,800            7,876,440
---------------------------------------------------------------------------------------------------------
Intel Corp.                                                               128,600            2,579,716
                                                                                       ------------------
                                                                                            10,456,156
---------------------------------------------------------------------------------------------------------
SOFTWARE--3.3%
Compuware Corp. 1                                                         245,400            1,263,810
---------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           290,000            8,018,500
---------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                     290,600            9,546,210
                                                                                       ------------------
                                                                                            18,828,520
---------------------------------------------------------------------------------------------------------
MATERIALS--1.8%
---------------------------------------------------------------------------------------------------------
CHEMICALS--0.7%
Dow Chemical Co.                                                           39,000            1,762,020
---------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                              58,900            2,517,386
---------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,2                                                   18                  423
                                                                                       ------------------
                                                                                             4,279,829
---------------------------------------------------------------------------------------------------------
METALS & MINING--0.8%
Companhia Vale do Rio Doce, Sponsored ADR                                 115,800            2,229,150
---------------------------------------------------------------------------------------------------------
GrafTech International Ltd. 1                                             164,200            2,290,590
                                                                                       ------------------
                                                                                             4,519,740
---------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Bowater, Inc.                                                              33,700            1,287,003
---------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 1                                            28,368              208,026
                                                                                       ------------------
                                                                                             1,495,029
---------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.3%
---------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
IDT Corp., Cl. B 1                                                        494,600            7,433,838
---------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group 1                                           375,000                   --
                                                                                       ------------------
                                                                                             7,433,838
---------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
Leap Wireless International, Inc. 1                                         1,707               37,554
---------------------------------------------------------------------------------------------------------
UTILITIES--1.4%
---------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
AES Corp. (The) 1                                                         389,900            3,895,101
---------------------------------------------------------------------------------------------------------
PG&E Corp. 1                                                               58,100            1,766,240
                                                                                       ------------------
                                                                                             5,661,341
---------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.4%
Sempra Energy                                                              52,900            1,914,446
                                                                                       ------------------
Total Common Stocks (Cost $233,865,229)                                                    304,867,660


                                                                            Units
---------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
HF Holdings, Inc. Wts., Exp. 9/27/09 1,2                                    2,593                  350
---------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,2                               31                   45
---------------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc. Wts., Exp. 2/28/05 1                             1,241                   --
                                                                                       ------------------
Total Rights, Warrants and Certificates (Cost $38,932)                                             395

                                                                        Principal
                                                                           Amount
---------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--7.3%
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06              $        709,519              708,193
---------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series
2004-A, Cl. A2, 1.88%, 10/25/06                                         1,480,000            1,477,138
---------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-
Backed Certificates:
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                                     25,291               25,274
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                    423,809              423,383
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                     56,327               56,204
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 2                                  600,000              600,000
---------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                    328,295              329,154
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                    790,000              791,036
Series 2003-3, Cl. 1A1, 1.92%, 8/25/17 3                                  115,780              115,850
Series 2003-4, Cl. 1A1, 1.96%, 9/25/17 3                                  489,598              489,913
Series 2004-1, Cl. 2A1, 1.95%, 9/25/21 3                                1,698,218            1,699,201
---------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-
Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                     320,000              323,785
Series 2003-A, Cl. A2, 1.26%, 1/16/06                                     119,404              119,424
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                     293,235              293,099
---------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed
Nts., Series 2004-DFS, Cl. A2, 2.66%, 9/29/06 4                           900,000              899,914
---------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable
Nts., Series 2002-A3, Cl. A3, 4.40%, 5/15/07                            1,050,000            1,064,201
---------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations:
Series 2003-2, Cl. AF1, 1.94%, 5/25/33 3                                  187,660              187,773
Series 2003-3, Cl. AF1, 1.96%, 8/25/33 3                                  410,745              411,015
---------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg.
Obligations, Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34                  1,478,000            1,478,000
---------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-
Through Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                     961,418              961,528
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                   2,229,757            2,228,093
Series 2004-B, Cl. A2, 2.48%, 2/8/07 2                                  1,000,000            1,000,000
---------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-
Through Certificates:
Series 2003-A, Cl. A2A, 1.62%, 8/15/05                                     67,312               67,350
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                  2,200,000            2,197,583
---------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle
Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/15/07                                      95,572               95,572
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                     991,989              989,635
---------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile
Receivable Obligations:
Series 2003-2, Cl. A2, 1.34%, 12/21/05                                    380,950              380,983
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                   1,390,638            1,389,457
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                   1,731,846            1,729,762
---------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06                                    791,333              790,396
---------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                    732,774              734,225
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                   1,415,045            1,414,078
---------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                      1,020,000            1,017,139
---------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations,
Series 2003-A, Cl. A2, 1.69%, 12/15/05                                    696,137              696,504
---------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile
Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                    293,072              295,707
Series 2003-B, Cl. A2, 1.20%, 11/15/05                                    195,750              195,830
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                   1,150,000            1,146,155
---------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg.
Obligations, Series 2004-3, Cl. A2, 1.99%, 11/25/34 3,4                   610,000              610,000
---------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile
Mtg.-Backed Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                     177,989              178,754
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                     766,450              766,221
---------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                    336,675              337,266
Series 2003-1, Cl. A2, 1.22%, 4/17/06                                     247,201              247,240
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                   2,800,000            2,791,879
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                   1,030,000            1,030,526
---------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-
Backed Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                1,040,000            1,039,188
---------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile
Loan Receivable Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                                    882,603              882,229
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                     943,765              942,764
---------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                                     740,000              740,549
---------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg.
Obligations, Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                    1,650,000            1,650,000
---------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable
Certificates, Series 2003-1, Cl. A2A, 1.40%, 4/15/06                    1,305,240            1,303,939
                                                                                       ------------------
Total Asset-Backed Securities (Cost $41,395,562)                                            41,343,109

---------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--31.5%
Bank of America Mortgage Securities, Inc., Collateralized
Mtg. Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                  1,868,396            1,927,367
Series 2004-8, Cl. 5A1, 6.50%, 9/25/34                                  1,510,000            1,557,659
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                 1,131,830            1,134,416
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                 1,139,062            1,136,696
---------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed
Nts., Series 2003-EF1, Cl. A2, 1.49%, 12/20/05                            328,688              328,663
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Assn., 5.50%, 10/1/34                        5,822,000            5,902,053
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 10/1/34 4                                                          12,183,000           12,064,971
5.50%, 1/1/34                                                             668,762              678,966
6.50%, 11/1/28                                                            743,503              782,727
7%, 5/1/29-11/1/33                                                      3,427,771            3,643,121
7%, 10/1/34 4                                                           7,375,000            7,822,109
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate
Mtg. Investment Conduit Multiclass Pass-Through
Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                        365,003              368,404
Series 2055, Cl. ZM, 6.50%, 5/15/28                                       786,527              821,387
Series 2075, Cl. D, 6.50%, 8/15/28                                      1,806,100            1,889,267
Series 2080, Cl. Z, 6.50%, 8/15/28                                        511,889              529,796
Series 2102, Cl. VA, 6%, 10/15/09                                          32,608               32,604
Series 2387, Cl. PD, 6%, 4/15/30                                        1,113,101            1,139,017
Series 2466, Cl. PD, 6.50%, 4/15/30                                       510,613              516,079
Series 2498, Cl. PC, 5.50%, 10/15/14                                      170,581              172,847
Series 2500, Cl. FD, 2.209%, 3/15/32 3                                    304,181              304,842
Series 2526, Cl. FE, 2.109%, 6/15/29 3                                    364,059              365,098
Series 2551, Cl. FD, 2.109%, 1/15/33 3                                    297,364              298,624
Series 2551, Cl. TA, 4.50%, 2/15/18                                       544,274              544,810
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. IO, (0.688)%, 6/1/26 5                                    521,119               96,173
Series 183, Cl. IO, (1.513)%, 4/1/27 5                                    853,719              161,988
Series 184, Cl. IO, 0.846%, 12/1/26 5                                     847,325              154,991
Series 192, Cl. IO, 5.662%, 2/1/28 5                                      232,403               40,382
Series 200, Cl. IO, 5.208%, 1/1/29 5                                      283,445               52,737
Series 2130, Cl. SC, 17.914%, 3/15/29 5                                   633,930               65,954
Series 2796, Cl. SD, 26.12%, 7/15/26 5                                    879,528               95,979
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 7.018%, 6/1/26 6                                      229,341              202,922
Series 217, Cl. PO, 8.479%, 1/1/32 6                                      299,805              258,815
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured Pass-Through
Securities, Collateralized Mtg. Obligations, Series T-42,
Cl. A2, 5.50%, 2/25/42                                                        539                  539
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 10/1/19 4                                                        5,578,000            5,558,823
5%, 10/1/19-10/1/34 4                                                   9,703,000            9,777,059
5.50%, 7/1/33-3/1/34                                                    6,709,631            6,814,441
5.50%, 10/1/19-10/1/34 4                                               23,469,447           24,085,687
6%, 5/1/16-11/1/34                                                      4,078,526            4,264,831
6.50%, 11/1/27-10/1/30                                                    659,505              693,907
6.50%, 10/1/34 4                                                       14,722,000           15,444,291
7%, 7/1/32-8/1/34                                                       7,890,856            8,376,894
7%, 10/1/34 4                                                          33,945,000           35,992,291
8.50%, 7/1/32                                                              71,835               78,151
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg.
Obligations, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                    1,360,140            1,436,154
Trust 1998-63, Cl. PG, 6%, 3/25/27                                        325,920              328,432
Trust 2001-50, Cl. NE, 6%, 8/25/30                                        621,575              624,487
Trust 2001-70, Cl. LR, 6%, 9/25/30                                        574,061              588,077
Trust 2001-72, Cl. NH, 6%, 4/25/30                                        494,096              505,014
Trust 2001-74, Cl. PD, 6%, 5/25/30                                        209,979              213,953
Trust 2002-50, Cl. PD, 6%, 9/25/27                                        674,137              677,868
Trust 2002-77, Cl. WF, 2.211%, 12/18/32 3                                 490,556              492,099
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                     958,846              963,429
Trust 2003-81, Cl. PA, 5%, 2/25/12                                        299,467              301,953
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 19.181%, 4/25/32 5                               1,164,195              109,881
Trust 2002-51, Cl. S, 19.54%, 8/25/32 5                                 1,069,006              100,990
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, (3.966)%, 6/1/23 5                                    1,644,683              285,709
Trust 240, Cl. 2, (1.11)%, 9/1/23 5                                     2,532,701              487,662
Trust 252, Cl. 2, (5.194)%, 11/1/23 5                                   1,287,181              262,086
Trust 254, Cl. 2, (2.401)%, 1/1/24 5                                      638,796              126,731
Trust 273, Cl. 2, (0.778)%, 7/1/26 5                                      373,992               70,315
Trust 321, Cl. 2, (8.951)%, 3/1/32 5                                    3,121,438              613,955
Trust 334, Cl. 17, (47.305)%, 2/1/33 5                                    873,347              149,845
Trust 2001-81, Cl. S, 25.236%, 1/25/32 5                                  551,083               51,865
Trust 2002-52, Cl. SD, 15.361%, 9/25/32 5                               1,370,247              134,427
Trust 2002-9, Cl. MS, 20.455%, 3/25/32 5                                  791,285               76,446
Trust 2004-54, Cl. DS, 25.553%, 11/25/30 5                              1,132,280              108,164
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 10.115%,
9/25/23 6                                                                 519,985              455,671
---------------------------------------------------------------------------------------------------------
First Union/Lehman Brothers/Bank of America, Commercial
Mtg. Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                   680,000              739,380
---------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-
Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29             528,259              569,596
---------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-
Through Certificates, Series 2004-GG2, Cl. A3, 4.602%, 8/10/38            410,000              421,526
---------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8%, 4/15/23                           312,414              343,827
---------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 21.331%, 1/16/27 5                              1,008,217              102,217
Series 2002-15, Cl. SM, 15.334%, 2/16/32 5                              1,152,622              113,530
Series 2002-76, Cl. SY, 13.487%, 12/16/26 5                             2,311,241              234,482
Series 2004-11, Cl. SM, 18.135%, 1/17/30 5                                944,801               90,733
---------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized
Mtg. Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34                 2,476,850            2,486,138
---------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-
Through Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30             780,000              855,099
---------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                                                   983,000            1,142,035
---------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized
Mtg. Pass-Through Certificates, Series 2003-AR12,
Cl. A2, 2.45%, 2/25/34 3                                                1,458,257            1,459,863
---------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust,
Collateralized Mtg. Obligations:
Series 2004-N, Cl. A10, 3.803%, 8/25/34 2                               2,005,246            2,011,512
Series 2004-W, Cl. A2, 4.677%, 11/27/34                                 1,270,000            1,278,483
                                                                                       ------------------
Total Mortgage-Backed Obligations (Cost $176,883,880)                                      177,192,012

---------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--7.1%
Federal Home Loan Bank Unsec. Bonds, Series EY06,
5.25%, 8/15/06                                                          2,045,000            2,136,409
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.75%, 8/15/06                                                          2,540,000            2,539,776
2.875%, 12/15/06                                                        1,385,000            1,384,319
4.50%, 1/15/13                                                          1,025,000            1,031,568
4.875%, 11/15/13                                                          760,000              779,947
5.50%, 7/15/06 7                                                        9,985,000           10,467,266
6.875%, 9/15/10                                                         1,500,000            1,727,795
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07                                                          5,550,000            5,716,711
6%, 5/15/11                                                             2,320,000            2,565,430
7.25%, 1/15/10-5/15/30                                                  4,405,000            5,221,783
---------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                          247,000              264,608
7.125%, 5/1/30                                                            460,000              571,086
Series C, 4.75%, 8/1/13                                                   320,000              326,595
Series C, 6%, 3/15/13                                                     305,000              339,237
---------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                         1,864,000            1,997,393
5.50%, 8/15/28                                                            645,000              693,552
STRIPS, 3.37%, 2/15/11 8                                                  409,000              321,168
STRIPS, 3.86%, 2/15/13 8                                                  478,000              337,518
---------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.25%, 11/15/13-8/15/14                             1,357,000            1,374,383
                                                                                       ------------------

Total U.S. Government Obligations (Cost $39,704,894)                                        39,796,544

---------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
United Mexican States Nts., 7.50%, 1/14/12 (Cost $522,363)                475,000              536,513
---------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.9%
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts.,
Series B, 10/15/93                                                        400,000              456,844
---------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                             1,185,000            1,256,600
---------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts.,
Series B, 4/1/08                                                          540,000              588,600
---------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 9              245,000              249,874
---------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                      330,000              331,605
---------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                     435,000              444,933
---------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 3.85% Nts., 11/6/08 9                       310,000              311,959
---------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07               885,000              975,591
---------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                     750,000              973,748
---------------------------------------------------------------------------------------------------------
Bank of America Corp.:
4.875% Sr. Unsec. Nts., 1/15/13                                            15,000               15,242
7.80% Jr. Unsec. Sub. Nts., 2/15/10                                       400,000              470,426
---------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                      100,000              112,496
---------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                   565,000              625,738
---------------------------------------------------------------------------------------------------------
Boeing Capital Corp.:
5.65% Sr. Unsec. Nts., 5/15/06                                            180,000              187,998
6.50% Nts., 2/15/12 7                                                     750,000              840,860
---------------------------------------------------------------------------------------------------------
British Telecommunications plc:
7.875% Nts., 12/15/05                                                     770,000              815,832
8.125% Nts., 12/15/10                                                     420,000              507,090
---------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 4.25% Nts., 8/1/09                         161,000              163,200
---------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                   690,000              720,895
8.125% Unsec. Nts., Series B, 7/15/05                                     270,000              281,089
---------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                          610,000              669,475
---------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                 1,410,000            1,544,831
---------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                   1,000,000            1,185,184
---------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.875% Unsec. Nts., 2/15/98                              450,000              500,791
---------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                      291,000              321,555
---------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625% Sr.
Unsec. Nts., 1/15/08                                                    1,225,000            1,248,422
---------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                         360,000              440,929
---------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                     610,000              641,961
---------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                168,000              170,403
---------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 6.40% Sr. Unsec. Nts., 8/1/08                   810,000              851,234
---------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                    585,000              634,755
---------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/15/11                   520,000              583,700
---------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 4.75%
Unsec. Nts., 1/15/08                                                    1,090,000            1,123,418
---------------------------------------------------------------------------------------------------------
Delphi Automotive Systems Corp., 6.50% Nts., 5/1/09                       500,000              528,309
---------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50%
Unsub. Nts., 6/15/10                                                      770,000              923,982
---------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                 530,000              628,732
---------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                             580,000              610,139
---------------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                    645,000              659,099
---------------------------------------------------------------------------------------------------------
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                           180,000              194,049
8.375% Nts., 3/15/06                                                      425,000              456,705
---------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec.
Nts., 9/1/08                                                              810,000              889,065
---------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                  1,320,000            1,299,194
---------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.50% Sr. Unsub. Nts., Series A, 11/15/06            1,210,000            1,260,140
---------------------------------------------------------------------------------------------------------
Food Lion, Inc., 7.55% Nts., 4/15/07                                      785,000              855,319
---------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                    345,000              394,411
---------------------------------------------------------------------------------------------------------
Ford Motor Co.:
7.70% Unsec. Debs., 5/15/97                                               400,000              382,330
8.90% Unsec. Unsub. Debs., 1/15/32                                        340,000              382,561
---------------------------------------------------------------------------------------------------------
France Telecom SA:
8.20% Sr. Unsec. Nts., 3/1/06                                             115,000              122,890
8.50% Sr. Unsec. Nts., 3/1/11                                             540,000              647,245
9.25% Sr. Unsec. Nts., 3/1/31 3                                           230,000              305,840
---------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                             425,000              426,250
---------------------------------------------------------------------------------------------------------
Gap, Inc. (The), 6.90% Nts., 9/15/07 2                                    495,000              540,788
---------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 7.25% Nts., Series A, 2/1/05              400,000              406,520
---------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                950,000              960,579
---------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875% Unsec.
Unsub. Nts., 8/28/12                                                    1,665,000            1,732,751
---------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                    280,000              298,135
---------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 7.80% Sr. Unsec.
Unsub. Nts., Series B, 1/28/10                                            400,000              465,429
---------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06        345,000              341,360
---------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                  1,115,000            1,156,629
---------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                              450,000              498,938
---------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 13.08%
Sr. Unsec. Disc. Nts., 12/31/09 2,8                                       500,000              267,500
---------------------------------------------------------------------------------------------------------
Hutchison Whampoa International Ltd., 7.45% Sr. Bonds, 11/24/33 9         495,000              514,828
---------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 2,3              540,000              604,800
---------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B, 1/15/09                                 545,000              548,832
8.75% Sr. Unsec. Nts., 8/15/08                                            400,000              460,534
---------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts., 3/1/10                                  1,160,000            1,326,750
---------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 9                      947,000            1,119,855
---------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts.,
Series B, 10/15/06 1,11                                                   250,000              242,500
---------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                        595,000              655,253
---------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                   1,435,000            1,502,729
---------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                 905,000            1,008,716
---------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc.:
4/1/27, Escrow Shares 10                                                  400,000               16,000
4/1/27, Escrow Shares 10                                                  300,000                9,750
---------------------------------------------------------------------------------------------------------
Lear Corp.:
7.96% Sr. Unsec. Nts., Series B, 5/15/05                                  515,000              531,147
8.11% Sr. Unsec. Nts., Series B, 5/15/09                                  589,000              680,721
---------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                           765,000              844,868
---------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                      125,000              136,872
---------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                               580,000              614,386
---------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts., 9/25/06                                  600,000              597,857
---------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                           615,000              627,590
---------------------------------------------------------------------------------------------------------
May Department Stores Co. (The), 3.95% Nts., 7/15/07 9                     81,000               81,684
---------------------------------------------------------------------------------------------------------
MBNA America Bank NA, 5.375% Nts., 1/15/08                                935,000              981,132
---------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06               160,000              171,958
---------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125% Nts., 9/10/09                         1,280,000            1,284,914
---------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                    450,000              272,250
---------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                        570,000              636,555
---------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                              83,000               91,577
---------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375% Sr. Unsec. Nts., 10/1/04               370,000              370,000
---------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                       180,000              179,537
7.875% Sr. Unsec. Nts., 11/15/10                                          790,000              934,732
---------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                          767,000              882,786
---------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                         365,000              445,483
---------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts.,
Series B, 6/1/13 9                                                        434,876              426,611
---------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 9               900,000            1,150,606
---------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 9                 920,000            1,173,434
---------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                      595,000              638,138
---------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                         500,000              602,865
---------------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts., 7/15/05                                  835,000              859,883
---------------------------------------------------------------------------------------------------------
Safeway, Inc., 2.50% Nts., 11/1/05                                      1,290,000            1,285,442
---------------------------------------------------------------------------------------------------------
Spieker Properties LP, 6.75% Unsec. Unsub. Nts., 1/15/08                  360,000              396,675
---------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts., 1/30/06                                           595,000              627,604
8.75% Nts., 3/15/32                                                       530,000              674,693
---------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07 2                                             221,615              209,426
11.25% Sr. Sub. Nts., 8/15/06 1,2,11                                      335,000                   --
---------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                         640,000              649,284
7.75% Unsec. Sub. Nts., 5/1/10                                             57,000               66,962
---------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                1,145,000            1,461,934
---------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                        475,000              553,375
---------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                        530,000              532,883
---------------------------------------------------------------------------------------------------------
Texas Utilities Co., 6.375% Sr. Unsec. Nts., Series C, 1/1/08             516,000              560,954
---------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                             530,000              664,593
---------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                 500,000              649,824
---------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                  565,000              629,269
---------------------------------------------------------------------------------------------------------
Tyco International Group SA:
5.875% Unsec. Unsub. Nts., 11/1/04                                        122,000              122,325
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                    850,000              888,905
6.375% Nts., 10/15/11                                                     750,000              830,627
6.75% Sr. Unsub. Nts., 2/15/11                                            378,000              425,841
---------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                          163,000              161,314
3.50% Sr. Unsec. Nts., 10/15/07                                           845,000              839,720
---------------------------------------------------------------------------------------------------------
Volkswagen Credit, Inc., 1.88% Nts., 7/21/05 3,9                        1,225,000            1,225,067
---------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07               1,225,000            1,286,038
---------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                      220,000              244,209
7.375% Sr. Unsub. Nts., 8/1/10                                            435,000              502,723
---------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 2                   146,000              162,060
---------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                       250,000              253,311
---------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                       1,230,000            1,328,913
                                                                                       ------------------
Total Non-Convertible Corporate Bonds and Notes (Cost $75,484,225)                          78,344,271

                                                                         Principal
                                                                            Amount             Value
---------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--1.3%
Deutsche Bank AG, COUNTS Corp. Sec. Credit Linked Nts.,
Series 2003-1, 3.318%, 1/7/05 2,3                                     $ 3,550,000     $      3,536,865
---------------------------------------------------------------------------------------------------------
UBS AG, High Grade Credit Linked Nts., 1.863%, 12/10/04 2               3,550,000            3,558,520
                                                                                       ------------------
Total Structured Notes (Cost $7,100,000)                                                     7,095,385

---------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.7%
Undivided interest of 2.23% in joint repurchase agreement (Principal
Amount/Value $1,446,038,000, with a maturity value of $1,446,110,302) with UBS
Warburg LLC, 1.80%, dated 9/30/04, to be repurchased at $32,249,612 on 10/1/04, collateralized by Federal National Mortgage Assn., 5%, 3/1/34, with a value of
$1,477,979,332 (Cost $32,248,000)                                      32,248,000           32,248,000
---------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $607,243,085)                             121.1%         681,423,889
---------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                       (21.1)        (118,556,415)
                                                                       ----------------------------------
Net Assets                                                                  100.0%    $    562,867,474
                                                                       ==================================



Footnotes to Statement of Investments


1. Non-income producing security.
2. Illiquid security.
3. Represents the current interest rate for a variable or increasing rate security.
4. When-issued security or forward commitment to be delivered and settled after September 30, 2004.
5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,787,242 or 0.67% of the Fund's net assets as of September 30, 2004.
6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $917,408 or 0.16% of the Fund's net assets as of September 30, 2004.
7. Securities with an aggregate market value of $11,308,126 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. As of September 30, 2004, the Fund had outstanding future contracts as follows:

                                                                                            UNREALIZED
                                      EXPIRATION        NUMBER OF      VALUATION AS OF    APPRECIATION
 CONTRACT DESCRIPTION                      DATES        CONTRACTS   SEPTEMBER 30, 2004  (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 U.S. Long Bonds                        12/20/04              179         $20,087,156      $  415,054
 U.S. Treasury Nts., 10 yr.             12/20/04              267          30,070,875         347,100
                                                                                           -----------
                                                                                              762,154
                                                                                           -----------
 CONTRACTS TO SELL
 U.S. Treasury Nts., 2 yr.              12/30/04              270          57,033,281         114,331
 U.S. Treasury Nts., 5 yr.              12/20/04              341          37,765,750         (89,376)
                                                                                           -----------
                                                                                               24,955
                                                                                           -----------
                                                                                           $  787,109
                                                                                           ===========

8. Zero coupon bond reflects effective yield on the date of purchase.
9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $6,253,918 or 1.11% of the Fund's net assets as of September 30, 2004.
10. Received as the result of issuer reorganization.
11. Issue is in default.


As of September 30, 2004, the Fund had entered into the following total return swap agreements.

                                        PAID BY        RECEIVED BY
                    NOTIONAL        THE FUND AT        THE FUND AT TERMINATION   UNREALIZED
SWAP COUNTERPARTY     AMOUNT SEPTEMBER 30, 2004 SEPTEMBER 30, 2004        DATE APPRECIATION
--------------------------------------------------------------------------------------------
Deutsche Bank AG  $4,250,000   One-Month LIBOR    Value of total        1/1/05     $ 11,693
                               less 50 basis      return of Lehman
                               points             Brothers CMBS Index


 Index abbreviations are as follows:

 CMBS      Commercial Mortgage Backed Securities Markets
 LIBOR     London-Interbank Offered Rate






SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                    $607,890,240
                                                  =============

Gross unrealized appreciation                     $ 83,334,621
Gross unrealized depreciation                       (9,002,170)
                                                  -------------
Net unrealized appreciation                       $ 74,332,451
                                                  =============


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.


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      (b)   There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)